Share-Based Compensation - Option activity (Details) $ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares
Number of options
Outstanding at the beginning of year | shares	39,512,055	39,512,055
Granted | shares	2,300,000	2,300,000
Exercised | shares	(6,898,287)	(6,898,287)
Forfeited | shares	(3,126,054)	(3,126,054)
Outstanding at the end of year | shares	31,787,714	31,787,714	39,512,055
Vested and expected to vest at December 31, 2020 | shares	31,787,714
Exercisable at December 31, 2020 | shares	25,674,873
Weighted- average exercise price
Outstanding at the beginning of year	$ 0.42
Granted	0.61
Exercised	0.06		$ 0
Forfeited	0.80
Outstanding at the end of year	0.45		0.42
Vested and expected to vest at December 31, 2020	0.45
Exercisable at December 31, 2020	0.36
Weighted- average grant-date fair value
Outstanding at the beginning of year	0.75
Granted	0.90
Exercised	0.91
Forfeited	0.65
Outstanding at the end of year	$ 0.95		$ 0.75
Vested and expected to vest at December 31, 2020 | $	$ 0.95
Exercisable at December 31, 2020 | $	$ 0.77
Weighted- average remaining contractual term
Outstanding at the beginning of year	5 years 2 months 12 days	5 years 2 months 12 days	6 years 2 months 12 days
Granted	3 years 4 months 24 days	3 years 4 months 24 days
Exercised	3 years 5 months 23 days	3 years 5 months 23 days
Forfeited	8 years	8 years
Outstanding at the end of year	5 years 2 months 12 days	5 years 2 months 12 days	6 years 2 months 12 days
Vested and expected to vest at December 31, 2020	5 years 2 months 12 days	5 years 2 months 12 days
Exercisable at December 31, 2020	4 years 7 months 6 days	4 years 7 months 6 days
Aggregate intrinsic Value
Outstanding at the beginning of year | $	$ 172,436,000
Granted | $	1,010,000
Exercised | $	4,866,860,000
Forfeited | $	126,000
Outstanding at the end of year	12,475,000	¥ 81,399	$ 172,436,000
Vested and expected to vest at December 31, 2020 | $	12,475,000
Exercisable at December 31, 2020 | $	12,233,000
Fair value of options vested	$ 23,977,000	¥ 156,450	$ 207,524,000